ENTITY WIDE DISCLOSURES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details) - Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Product Information [Line Items]
Sales of manufactured products	21.20%	18.90%	19.50%
Customer B [Member]
Product Information [Line Items]
Sales of manufactured products	7.90%	11.60%	11.50%